Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [line items]
initial balance	€ 433	€ 306	€ (617)
Recognised in profit or loss	(350)	127	931
Recognised in OCI			(8)
Final balance	83	433	306
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	2,027	2,656	2,557
Recognised in profit or loss	(53)	(629)	99
Final balance	1,974	2,027	2,656
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(1,594)	(2,350)	(3,174)
Recognised in profit or loss	(297)	756	832
Recognised in OCI			(8)
Final balance	€ (1,891)	€ (1,594)	€ (2,350)